Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Long-term Debt [Abstract]
Schedule of Long-term Debt Instruments
December 31, 2025 December 31, 2024
Senior unsecured bond 175,000 175,000
Secured long-term debt 354,189 347,590
Total long-term
debt
$ 529,189 $ 522,590
Less: Deferred financing costs
(6,380) (7,973)
Long-term debt, net of deferred financing costs $ 522,809 $ 514,617
Less: Current long-term debt, net of deferred financing
costs,
current (50,281) (45,230)
Long-term debt, excluding current maturities $ 472,528 $ 469,387

Schedule of Maturities of Long-term Debt	Period Principal Repayment Year 1 $ 52,149 Year 2 52,149 Year 3 52,149 Year 4 227,149 Year 5 92,684 Year 6 and thereafter 52,909 Total $ 529,189